CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2008	$ 334	$ 268,425	$ (19,488)	$ 57,195	$ 65,423	$ 4,970	$ 376,859
Balance (in shares) at Dec. 31, 2008	29,519,936
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to options and restricted stock granted	4	1,533	0	0	0	0	1,537
Compensation related to options and restricted stock granted (in shares)	423,717
Comprehensive loss:
Net loss	0	0	0	(39,838)	0	(90)	(39,928)
Effect of derivative financial instruments	0	0	0	0	(49,885)	0	(49,885)
Total comprehensive loss							(89,813)
Balance at Dec. 31, 2009	338	269,958	(19,488)	17,357	15,538	4,880	288,583
Balance (in shares) at Dec. 31, 2009	29,943,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to options and restricted stock granted	0	1,266	0	0	0	0	1,266
Comprehensive loss:
Net loss	0	0	0	(5,371)	0	451	(4,920)
Effect of derivative financial instruments	0	0	0	0	(16,135)	0	(16,135)
Total comprehensive loss							(21,055)
Balance at Dec. 31, 2010	338	271,224	(19,488)	11,986	(597)	5,331	268,794
Balance (in shares) at Dec. 31, 2010	29,943,653						29,943,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to options and restricted stock granted	1	1,078	0	0	0	0	1,079
Compensation related to options and restricted stock granted (in shares)	67,975
Comprehensive loss:
Net loss	0	0	0	(18,805)	0	570	(18,235)
Effect of derivative financial instruments	0	0	0	0	(1,440)	(27)	(1,467)
Total comprehensive loss							(19,702)
Balance at Dec. 31, 2011	$ 339	$ 272,302	$ (19,488)	$ (6,819)	$ (2,037)	$ 5,874	$ 250,171
Balance (in shares) at Dec. 31, 2011	30,011,628						30,011,628